BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION
BASIS OF PREPARATION

2.BASIS OF PREPARATION

The financial statements have been prepared in accordance with international financial reporting standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Standards Interpretations Committee (“IFRIC”). The financial statements have been prepared under the historical cost convention, except for the measurement to fair value certain financial and digital assets and financial instruments as described in the accounting policies below.

Critical accounting judgements and key sources of estimation uncertainty

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are disclosed in Note 6.